COLT SECURITIZATION DEPOSITOR, LLC ABS-15G

Exhibit 99.24

Valuation Securitization Report

Customer Loan ID	Deal ID	Seller Loan ID	Subject Address	Subject City	Subject State	Subject Zip	Note Date	Original Loan Amount	Sales Price	PIW Indicator	Appraised Value	Value for LTV	Appraisal Form Type	Appraisal Date	Appraisal Company Name	AVM Confidence Score	AVM FSD Score	Market Condition	Second Appraisal Value	Variance Amount	Variance Percent	Second Appraisal Date	Second Appraisal Type	Appraised Value	Variance Amount	Variance Percent	Company	Confidence Score	AVM FSD Score	Appraisal Date	Appraised Value	Variance Amount	Variance Percent	Company	Risk Score	Appraisal Date	Appraised Value	Variance Amount	Variance Percent	Company	Appraisal Date	Appraised Value	Variance Amount	Variance Percent	Company	Appraisal Date	Appraised Value	Variance Amount	Variance Percent	Company	Appraisal Date	Appraised Value	Variance Amount	Variance Percent	Company	Appraisal Date	Aggregate Appraised Value	Aggregate Variance Amount	Aggregate Variance Percent	Is Eligible for Rep and Warrant Relief per Loan Collateral Advisor?	Collateral Underwriter Risk Score
XXXX	4350118165		XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	Form 71A	XXXX	XXXX			Stable													XXXX	XXXX	XXXX	XXXX		XXXX
XXXX	4350118164		XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	1004	XXXX	XXXX			Stable	XXXX	XXXX	XXXX	XXXX	1004